INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2019	Dec. 31, 2018
INVESTMENTS
Carrying value under equity investments		¥ 32,049	¥ 28,494
MakeMyTrip
INVESTMENTS
Carrying value under equity investments		5,900	5,600
MakeMyTrip | Covid19
INVESTMENTS
Equity Method Investment Impairment Charges	¥ 700
Publicly traded
INVESTMENTS
Increased equity investments value		14,500
Equity investments, market value		22,500
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)					27.00%
Carrying value under equity investments		¥ 5,900	¥ 5,700
MakeMyTrip
INVESTMENTS
Equity method investment, ownership interest (as a percent)				49.00%